Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-4/A
Document Period End Date	Sep. 30, 2015
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CDXI